Business Combinations - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 Business-Combination	Dec. 31, 2015 CNY (¥) Business-Combination
Business Combinations 2015
Business Acquisition [Line Items]
Number of business acquisitions completed		2
Business acquisition, total purchase consideration | ¥		¥ 331,950
Business Combinations 2016
Business Acquisition [Line Items]
Number of business acquisitions completed	0